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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


 /s/ Stephen E. Memishian        Mount Kisco, NY                11/12/10
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   --------
28-
   -----------------   ---------------------------------------------------------
[Repeat as necessary.]

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Report Summary:

Number of Other Included Managers:                  0
                                        -------------
Form 13F Information Table Entry Total:            65
                                        -------------
Form 13F Information Table Value Total: 2,948,296,000
                                        -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

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
                                                                               INVESTMENT DISCRETION
                                                                           ----------------------------
                                                                                          B)
                            ITEM 2:    ITEM 3:        ITEM 4:    SHARES OF           SHARED AS     C)     VOTING AUTHORITY (SHARES)
        ITEM 1:            TITLE OF     CUSIP      FAIR MARKET   PRINCIPAL     A)      DEFINED   SHARED ----------------------------
    NAME OF ISSUER           CLASS     NUMBER         VALUE        AMOUNT     SOLE   IN INST. V  OTHER   A) SOLE  B)SHARED   C)NONE
----------------------- ------------- --------- ---------------- --------- --------- ---------- ------- --------- -------- ---------
3M Company              Common Stocks 88579Y101    74,865,414.00   863,400   680,760          0  33,440   384,509  135,165   343,603
Adobe                   Common Stocks 00724F101    75,588,981.55 2,890,592 2,269,217          0 114,100 1,279,188  459,605 1,151,383
Adtran                  Common Stocks 00738A106     1,781,591.00    50,470    50,470          0       0         0        0    50,470
Affiliated Managers     Common Stocks 008252108     2,318,457.20    29,720    29,720          0       0         0        0    29,720
Alexion Pharmaceuticals Common Stocks 015351109     1,932,409.00    30,025    30,025          0       0         0        0    30,025
Allergan                Common Stocks 018490102    87,112,851.69 1,309,377 1,030,673          0  51,100   577,342  206,221   525,627
Allos Therapeutics      Common Stocks 019777101       485,074.40   102,770   102,770          0       0         0        0   102,770
Altera Corp             Common Stocks 021441100    54,546,380.72 1,808,567 1,446,357          0  67,760   757,912  266,733   783,677
Amazon.com              Common Stocks 023135106    73,499,525.56   467,971   367,136          0  18,740   207,757   74,414   185,733
Ansys                   Common Stocks 03662Q105     1,690,633.75    40,015    40,015          0       0         0        0    40,015
Apple Computer          Common Stocks 037833100   189,935,724.25   669,377   537,749          0  24,270   322,066   97,158   250,064
Artio Global Investors  Common Stocks 04315B107     1,488,537.00    97,290    97,290          0       0         0        0    97,290
C.H. Robinson Worldwide Common Stocks 12541W209    99,717,316.36 1,426,163 1,119,433          0  56,400   631,245  226,810   567,903
Cardtronics             Common Stocks 14161H108     1,134,757.80    73,590    73,590          0       0         0        0    73,590
CareFusion Corp         Common Stocks 14170T101     1,689,492.60    68,015    68,015          0       0         0        0    68,015
Celgene                 Common Stocks 151020104   210,613,115.34 3,655,843 2,909,989          0 138,605 1,695,138  549,090 1,411,112
Check Point Software    Common Stocks M22465104     1,000,803.00    27,100    27,100          0       0     6,800        0    20,300
Church & Dwight         Common Stocks 171340102     1,522,843.00    23,450    23,450          0       0         0        0    23,450
Cisco Systems           Common Stocks 17275R102    85,385,953.30 3,898,902 3,067,552          0 153,845 1,730,377  613,517 1,554,446
Cognizant Technology
 Solutions              Common Stocks 192446102   138,686,444.82 2,151,178 1,695,681          0  83,725   958,143  336,871   855,859
Colgate-Palmolive       Common Stocks 194162103    43,227,447.34   562,418   447,559          0  21,260   246,217   85,226   230,909
CTRIP.com International ADR           22943F100       715,295.00    14,980    14,980          0       0         0        0    14,980
DaVita                  Common Stocks 23918K108     1,968,735.60    28,520    28,520          0       0         0        0    28,520
Expedia                 Common Stocks 30212P105     1,757,882.10    62,270    62,270          0       0         0        0    62,270
Expeditors
 International          Common Stocks 302130109   136,459,078.92 2,951,743 2,340,314          0 111,890 1,280,551  452,739 1,218,043
F5 Networks             Common Stocks 315616102    95,186,918.29   916,934   725,669          0  35,140   393,125  141,531   382,149
Gen-Probe               Common Stocks 36866T103    41,990,395.94   866,496   690,089          0  32,250   360,889  130,926   374,563
Google                  Common Stocks 38259P508   154,081,707.57   293,048   232,518          0  10,865   135,773   45,019   112,216
Gymboree                Common Stocks 403777105     1,836,691.10    44,215    44,215          0       0         0        0    44,215
Henry Schein            Common Stocks 806407102     1,866,358.80    31,860    31,860          0       0         0        0    31,860
Home Inns & Hotels
 Management             ADR           43713W107     2,099,966.65    42,415    42,415          0       0     5,000        0    37,415
Icon PLC                ADR           45103T107     8,960,192.80   414,440   414,440          0       0   338,700        0    75,740
IDEXX Laboratories      Common Stocks 45168D104     1,501,030.40    24,320    24,320          0       0         0        0    24,320
IHS Inc                 Common Stocks 451734107     2,215,780.00    32,585    32,585          0       0         0        0    32,585
II VI                   Common Stocks 902104108     1,280,978.95    34,315    34,315          0       0         0        0    34,315
Infosys Technologies    ADR           456788108    10,742,676.00   159,600   159,600          0       0   159,600        0         0
Intuitive Surgical      Common Stocks 46120E602    94,548,410.20   333,222   266,545          0  12,285   157,648   49,283   126,246
Invesco Ltd             Common Stocks G491BT108    69,765,665.18 3,286,183 2,600,241          0 130,425 1,467,028  502,808 1,315,882
McDonald's              Common Stocks 580135101    83,821,365.72 1,124,968   888,122          0  43,550   497,047  175,104   452,657
Medidata Solutions      Common Stocks 58471A105     1,844,352.00    96,060    96,060          0       0         0        0    96,060
MSCI Inc                Common Stocks 55354G100     1,699,853.85    51,185    51,185          0       0         0        0    51,185
National Instruments    Common Stocks 636518102     1,788,624.90    54,765    54,765          0       0         0        0    54,765
Nestle SA               ADR           641069406    60,424,004.77 1,127,682   876,193          0  47,080   510,923  185,408   431,183
NetApp                  Common Stocks 64110D104   132,341,272.85 2,657,989 2,103,775          0 101,740 1,167,069  409,996 1,080,553
Novo Nordisk A/S        ADR           670100205    47,405,947.64   481,572   375,491          0  19,665   219,477   78,291   183,733
Nuance Communications   Common Stocks 67020Y100     1,517,080.00    97,000    97,000          0       0         0        0    97,000
Panera Bread Company    Common Stocks 69840W108     2,560,829.00    28,900    28,900          0       0         0        0    28,900
Parexel International   Common Stocks 699462107     1,883,360.25    81,425    81,425          0       0         0        0    81,425
PepsiCo                 Common Stocks 713448108    88,281,884.52 1,328,746 1,046,583          0  51,500   586,097  209,082   533,379
Praxair                 Common Stocks 74005P104    80,147,269.74   887,960   697,459          0  35,140   394,570  140,878   352,389
Priceline.com           Common Stocks 741503403   106,943,862.74   307,010   242,011          0  12,050   136,706   47,986   122,275
Radware Ltd.            Common Stocks M81873107     1,002,109.40    29,165    29,165          0       0         0        0    29,165
Riverbed Technology     Common Stocks 768573107     2,241,168.60    49,170    49,170          0       0         0        0    49,170
Rockwell Collins        Common Stocks 774341101    39,205,162.50   673,050   530,680          0  25,310   289,531  106,073   277,350
Ross Stores             Common Stocks 778296103     1,508,342.70    27,595    27,595          0       0         0        0    27,595
SABMiller               ADR           78572M105    67,104,968.83 2,092,307 1,615,399          0  88,585   938,219  351,780   801,989
Schlumberger            Common Stocks 806857108   101,868,376.66 1,653,439 1,303,706          0  64,500   737,888  258,345   656,971
State Street            Common Stocks 857477103    68,284,660.22 1,813,188 1,423,627          0  72,540   805,512  287,219   720,197
Stryker                 Common Stocks 863667101    51,493,092.00 1,028,833   846,120          0  39,520   471,599  129,795   427,322
Target                  Common Stocks 87612E106   100,384,047.72 1,878,444 1,474,203          0  74,360   831,147  298,990   748,037
Tsingtao Brewery        ADR           898529102     1,451,286.27    25,205    25,205          0       0         0        0    25,205
VanceInfo Technologies  ADR           921564100     2,848,668.90    88,085    88,085          0       0         0        0    88,085
Varian Medical Systems  Common Stocks 92220P105   121,551,276.00 2,009,112 1,619,020          0  72,540   925,116  287,768   795,967
VeriFone Systems        Common Stocks 92342Y109     1,189,359.60    38,280    38,280          0       0         0        0    38,280
Wal-Mart Stores         Common Stocks 931142103     2,302,698.20    43,025    42,910          0       0    14,730        0    28,295

          COLUMN TOTAL$                         2,948,296,442.76
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